Submission		3 Months Ended
	Mar. 12, 2026	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001699031
Registrant Name		GRAIL, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A